MERGER WITH FRONTLINE 2012 (Details 7) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Profit share expense percentage			25.00%
Total operating revenues			$ 458,934	$ 241,826	$ 133,900
Net income (loss) from continuing operations			255,536	137,414	69,499
Loss from discontinued operations			(131,006)	(51,159)	0
Net income			124,380	86,255	69,499
Net loss attributable to non-controlling interest			(30,244)	(63,214)	0
Net income attributable to the Company			$ 154,624	$ 149,469	$ 69,499
Basic and diluted earnings (loss) per share attributable to the Company from continuing operations			$ 2.13	$ 1.10	$ 0.61
Basic and diluted loss per share attributable to the Company from discontinued operations			(0.84)	0.10	0.00
Basic and diluted earnings (loss) per share attributable to the Company			$ 1.29	$ 1.19	$ 0.61
Proforma accounts [Member]
Business Acquisition [Line Items]
Total operating revenues			$ 934,670	$ 777,436
Net income (loss) from continuing operations			269,352	(90,672)
Loss from discontinued operations			(131,006)	(51,159)
Net income			138,346	(141,831)
Net loss attributable to non-controlling interest			30,244	63,214
Net income attributable to the Company			$ 168,590	$ (78,617)
Basic and diluted earnings (loss) per share attributable to the Company from continuing operations			$ 2.24	$ (0.73)
Basic and diluted loss per share attributable to the Company from discontinued operations			(0.84)	0.10
Basic and diluted earnings (loss) per share attributable to the Company			$ 1.40	$ (0.63)
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Profit share expense percentage	50.00%	25.00%	50.00%